Financial investments - Summary of investments in VC funds in the form of partnership measured at fair value (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Financial investments
Opening balance	¥ 10,713,953	$ 1,509,029
Contribution			¥ 20,893,800
Switch in	13,968,313	1,967,396
Switch out	(14,342,134)	(2,020,047)
Fair value adjustment	6,497,518	915,156	(9,525,822)
Exchange differences	389,979	54,927	(654,025)
Ending Balance	¥ 17,227,629	$ 2,426,461	¥ 10,713,953